Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

Note 6    Employee benefits

6.1    Labor expenses

(in millions of euros)	Note	2022	2021	2020
Average number of employees (full-time equivalents)(1)		130,307	132,002	133,787
Wages and employee benefit expenses		(8,754)	(9,587)	(8,331)
o/w wages and salaries		(6,328)	(6,232)	(6,224)
o/w social security charges		(2,132)	(2,148)	(2,118)
o/w French part-time for seniors plans	6.2	(313)	(1,209)	23
o/w capitalized costs (2)		818	849	866
o/w other labor expenses (3)		(799)	(847)	(879)
Employee profit sharing		(149)	(145)	(142)
Share-based compensation (4)	6.3	(16)	(185)	(18)
o/w free share award plans		(16)	(13)	(18)
o/w employee shareholding plan Together 2021		—	(172)	—
Total in operating income		(8,920)	(9,917)	(8,490)
Net interest on the net defined liability in finance costs		(13)	(10)	(12)
Actuarial (gains)/losses in other comprehensive income		176	59	(13)

(1)	Of whom 28% were Orange SA's civil servants at December 31, 2022 (compared with 31% at December 31, 2021 and 34% at December 31, 2020).
(2)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(3)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long-term benefits (except French part-time for seniors plans).
(4)	Includes social security contributions of (1) million euros in 2022, (13) million euros in 2021 and 5 million euros in 2020, whose corresponding entry in the balance sheet is not presented in equity.

6.2    Employee benefits

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Post-employment benefits (1)	739	881	930
Other long-term benefits	2,358	2,318	1,407
o/w French part-time for seniors plans	1,753	1,720	802
Provisions for employment termination benefits	1	2	1
Other employee-related payables and payroll taxes due	1,857	1,862	1,779
Provisions for social risks and litigation	29	50	58
Total	4,985	5,113	4,176
o/w non-current employee benefits	2,567	2,798	1,984
o/w current employee benefits	2,418	2,316	2,192

(1)	Does not include defined contribution plans.

The accrued post-employment and other long-term benefits are presented below. These are estimated based on Group headcounts at December 31, 2022, including vested and unvested rights at December 31, 2022, but which the Group estimates will be vested by approximately 2050:

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2023	2024	2025	2026	2027	2028 and beyond
Post-employment benefits	73	56	49	63	79	2,586
Other long-term benefits (1)	508	571	482	392	226	45
o/w French part-time for seniors plans	434	487	427	337	197	24
Total	581	627	532	455	305	2,631

(1)	Provisions for Time Savings Account (Compte Épargne Temps (CET)) and long-term sick leave and long-term leave not included.

6.2.1  Types of post-employment benefits and other long-term benefits

In accordance with the laws and practices in force in the countries where it operates, the Group has obligations in terms of employee benefits:

–  with regard to retirement, the majority of employees are covered by defined contribution plans required by law or under national agreements. In France, civil servants employed by Orange SA are covered by the French government sponsored civil and military pension plan. Orange SA’s obligation under the plan is limited to the payment of annual contributions (French law No. 96-660 dated July 26, 1996). Consequently, Orange SA has no obligation to fund future deficits of the pension plans covering its own civil servant employees or any other civil service plans. Expenses recognized under the terms of defined contribution pension plans amounted to (691) million euros in 2022 (compared with (727) million euros in 2021 and (729) million euros in 2020);

–  the Group is committed to a limited number of annuity-based defined-benefit plans: notably the Equant plans in the United Kingdom for 204 million euros in 2022 and a plan for senior managers in France for 190 million euros in 2022. Plan assets were transferred to these plans in the United Kingdom and in France. A few years ago, these plans were closed to new subscribers and also closed in the United Kingdom with regard to vesting;

–  the Group is also committed to capital-based defined-benefit plans where, in accordance with the law or contractual agreements, employees are entitled to bonuses on retirement, depending on their years of service and end of career salary; this essentially relates to bonuses due upon retirement in France, particularly for employees under private-law contracts (553 million euros for Orange SA, i.e. 78% of the capital-based plans) and for civil servants (16 million euros, i.e. 2% of capital-based plans);

–  other post-employment benefits are also granted to retired employees: these are benefits other than defined-benefit and defined-contribution plans;

–  other long-term benefits may also be granted such as seniority awards, long-term compensated absences and French part-time for seniors plans (Temps Partiel Senior (TPS)) detailed below.

French part-time for seniors plans

As part of the renegotiations of the intergenerational agreement, a French part-time for seniors (TPS) plan was signed on December 17, 2021, resulting in the recognition of an employee benefit liability of 1,225 million euros at December 31, 2021.

The French part-time for seniors plans are accessible to civil servants and employees under private contract with French entities who are eligible for full retirement benefits from January 1, 2028 and who have at least 15 years of service at the Group.

These plans give employees the opportunity to work 50% or 60% of a full-time job whilst receiving:

–  base compensation of between 65% and 80% of a full-time job;

–  the retirement entitlement benefits of full-time employment during the period in question (both the Company’s and the employee’s contributions); and

–  a minimum compensation level.

These plans last for a period of at least 18 months and no longer than 5 years.

The beneficiaries may decide to invest part of their base compensation (5%, 10% or 15%) in a Time Savings Account (Compte Épargne Temps (CET)) with an additional Group contribution. The CET allows for a reduction in the amount of time worked.

At December 31, 2022, the number of employees who are or will be participating in the French part-time for seniors plans, and thus included in the provision, is estimated at approximately 10,400 employees.

6.2.2  Key assumptions used to calculate obligations

The assessment of post-employment benefits and other long-term benefits is based on retirement age calculated in accordance with the provisions applicable to each plan and the necessary conditions to ensure entitlement to a full pension, both of which are often subject to legislative changes.

The valuation of the obligation of the French part-time for seniors plans is sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 70% on average), and the trade-offs that the beneficiaries will ultimately make between the different plans proposed.

Unlike previous years, sensitivity to the sign-up rate for the French part-time for seniors plans is not presented as the deadline for requesting to sign up for the French part-time for seniors plan signed at the end of 2021 was set at December 31, 2022.

The discount rates used for the French entities (which accounts for 91% of Orange’s pension and other long-term employee benefit obligations at December 31, 2022) are as follows:

	December 31,		December 31,	December 31,
	2022		2021	2020
More than 10 years	3.75% to 3.85%		0.80% to 1.05%	0.55% to 0.90%
Less than 10 years	3.20% to 3.75	%(1)	-0.15% to 0.40%	-0.35% to 0.70%

(1)	Rates of 3.40% and 3.55%, respectively, were used to value commitments relating to the 2018 and 2021 French part-time for seniors plans (compared with -0.15% at December 31, 2021 and -0.25% at December 31, 2020).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.05% used) up to 5%.

The main capital-based defined-benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of employees of retirement age), salary revaluation and long-term inflation of 2%.

The impacts on pension benefit obligations of a change in the key assumption would be as follows:

(in millions of euros)	Rate increase by 100 points	Rate decrease by 100 points
Discount rates(1)	(128)	145

(1)	Including (31) million euros and 32 million euros for the French part-time for seniors plans (TPS) (short-term duration).

6.2.3  Commitments and plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits		2022		2021		2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Total benefit obligations in the opening balance	550	856	16	1,720	598	3,740		2,812		3,229
Service cost	—	67	(6)	10	61	131		1,379	(3)	150
Net interest on the defined benefit liability	6	14	0	(2)	0	19		15		17
Actuarial losses/(gains) arising from changes of assumptions	(144)	(230)	(6)	(110)	(1)	(490)		(5)		102
o/w arising from change in discount rate	(132)	(234)	(4)	(124)	(1)	(495)	(1)	(76)		63
Actuarial losses/(gains) arising from experience	20	31	(2)	410	(1)	459	(2)	(47)		(121)	(4)
Benefits paid	(20)	(30)	(1)	(276)	(49)	(374)		(439)		(555)
Translation adjustment and other	(13)	2	(0)	(0)	(3)	(14)		25		(11)
Total benefit obligations in the closing balance (a)	401	710	2	1,753	605	3,471		3,740		2,811
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	401	18	—	—	—	419		571		549
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	691	2	1,753	605	3,052		3,169		2,262
Weighted average duration of the plans (in years)	8	11	14	2	3	4		6		8

(1)	Including (352) million euros in France and (130) million euros in the United Kingdom related to the increase in discount rates in 2022.
(2)	Actuarial gains related to experience effects mainly take into account an increase in the number of sign-ups for the French part-time for seniors plans, and particularly the plan signed in 2021.
(3)	Including 1,225 million euros related to the French part-time for seniors plan signed in December 2021.
(4)	Actuarial gains related to experience effects take into account a slowdown in the number of sign-ups for the French part-time for seniors plans.

(in millions of euros)	Post-employment benefits			Long-term benefits		2022	2021	2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Fair value of plan assets in the opening balance	540	1	—	—	—	541	474	458
Net interest on the defined benefit liability	7	—	—	—	—	7	4	6
(Gains)/Losses arising from experience	(154)	(0)	—	—	—	(154)	40	25
Employer contributions	11	—	—	—	—	11	20	18
Benefits paid by the fund	(18)	—	—	—	—	(18)	(20)	(18)
Translation adjustment and other	(13)	—	—	—	—	(13)	23	(16)
Fair value of plan assets in the closing balance (b)	373	1	—	—	—	373	541	474

Funded annuity-based plans represent 12 % of Group social commitments.

The funded annuity-based plans are primarily located in the United Kingdom (54%) and France (45%) and their assets are broken down as follows:

Employee benefits in the statement of financial position correspond to commitments less plan assets. These have not been subject to any asset capping adjustment for the periods presented.

(in millions of euros)	Post-employment benefits			Long-term benefits		2022	2021	2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Employee benefits in the opening balance	10	855	16	1,720	598	3,199	2,337	2,771
Net expense for the period	—	81	(6)	308	59	443	1,356	105
Employer contributions	(11)	—	—	—	—	(11)	(20)	(18)
Benefits directly paid by the employer	(1)	(30)	(1)	(276)	(49)	(355)	(419)	(538)
Actuarial (gains)/losses generated during the year through other comprehensive income	31	(199)	(8)	—	—	(176)	(59)	13
Translation adjustment and other	—	2	—	—	(3)	(2)	3	4
Employee benefits in the closing balance - Net position (a) - (b)	28	709	2	1,753	605	3,097	3,199	2,337
o/w non-current	26	658	2	1,319	600	2,605	2,799	1,955
o/w current	2	52	—	434	5	492	400	382

The following table details the net expense:

	Post-employment benefits			Long-term benefits		2022	2021		2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
(in millions of euros)				(TPS)
Service cost	—	(67)	6	(10)	(61)	(131)	(1,379)	(1)	(151)
Net interest on the net defined benefit liability	—	(14)	—	2	—	(12)	(10)		(11)
Actuarial gains/(losses)	—	—	—	(301)	2	(299)	33		57
Total	—	(81)	6	(308)	(59)	(443)	(1,356)		(105)
o/w expenses in operating income	—	(67)	6	(311)	(59)	(430)	(1,346)		(94)
o/w net interest on the net defined liability in finance cost	—	(14)	—	2	—	(12)	(10)		(11)

(1)	Including (1,225) million euros related to the French part-time for seniors plan signed on December 17, 2021.

Accounting policies

Post-employment benefits are granted through:

–  defined-contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered;

–  defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

–  their calculation is based on demographic (employee turnover, mortality, gender parity, etc.) and financial assumptions (salary increases, inflation, etc.) defined at the level of each entity concerned;

–  the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). It is calculated on the basis of external indices commonly used as a reference for the eurozone;

–  actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

–  the Group’s defined-benefit plans are not generally funded. In the rare cases where they are, the plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administered by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (mainly equities and bonds) and the use of other asset classes is limited.

Other long-term employee benefits may be granted, such as seniority awards, long-term compensated absences and the French part-time for seniors plan agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in net income for the period when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments entailing the payment of termination benefits, actuarial gains and losses are recognized in net income for the period when modifications take place.

6.3    Share-based compensation

Free share award plans in force at December 31, 2022

The Board of Directors approved the implementation of free share award plans (Long-Term Incentive Plans – LTIP) reserved for the Executive Committee, Corporate Officers and senior executives designated as “Executives” or “Leaders.”

Main characteristics

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Implementation date by the Board of Directors	July 27, 2022	July 28, 2021	July 29, 2020
Maximum number of free share units (1)	1.8 million	1.8 million	1.7 million
Estimated number of beneficiaries	1,300	1,300	1,300
Acquisition date of the rights by the beneficiaries	December 31, 2024	December 31, 2023	December 31, 2022
Delivery date of the shares to the beneficiaries	March 31, 2025	March 31, 2024	March 31, 2023

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the market price of Orange stock at the delivery date of the shares.

Continued employment condition

The allocation of rights to beneficiaries is subject to a continued employment condition:

	LTIP 2021 - 2023	LTIP 2021 - 2023	LTIP 2020 - 2022
Assessment of the employment continuation	From July 27, 2022	From July 28, 2021	From July 29, 2020
	to December 31, 2024	to December 31, 2023	to December 31, 2022

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries is subject to the achievement of internal and external performance conditions, i.e.:

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations, assessed at the end of the three years of the plan against the objective set by the Board of Directors for the LTIP 2020–2022, 2021–2023 and 2022–2024;

–  the Corporate Social Responsibility (CSR) internal performance condition, half of which relates to the change in the level of CO2 per customer use and (i) half to the Group’s renewable electricity rate for the 2020–2022 plan, and (ii) half to the proportion of women in the Group’s management networks for the LTIP 2021–2023 and 2022–2024 plans, assessed at the end of the three years of the plan in relation to the targets set by the Board of Directors;

–  the Total Shareholder Return (TSR) external performance condition. The TSR performance is assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years and the change in the TSR calculated on the average values of the benchmark index, Stoxx Europe 600 Telecommunications, or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Organic cash-flow from telecom activities	50%	50%	40%
Total Shareholder Return (TSR)	30%	30%	40%
Corporate Social Responsability (CSR)	20%	20%	20%

All performance conditions are estimated to be met at the end of the three years of the plan, with the exception of the condition relating to the TSR of the 2020–2022 plan.

Valuation assumptions

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Measurement date	July 27, 2022	July 28, 2021	July 29, 2020
Vesting date	December 31, 2024	December 31, 2023	December 31, 2022
Price of underlying instrument at measurement date	10.16 euros	9.63 euros	10.47 euros
Price of underlying instrument at closing date	9.28 euros	9.28 euros	9.28 euros
Expected dividends (% of the share price)	6.9%	7.3%	6.7%
Risk free yield	-0.59%	-0.68%	-0.61%
Fair value per share of benefit granted to employees	7.53 euros	6.33 euros	6.06 euros
o/w fair value of internal performance condition	8.30 euros	7.74 euros	8.58 euros
o/w fair value of external performance condition	5.74 euros	3.04 euros	2.27 euros

For the portion of the plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted to December 31, 2022. The fair value also takes into account the likelihood of achievement of the market performance conditions, determined on the basis of a model constructed using the Monte Carlo method. For the portion of the plan issued in cash, the fair value was determined based on the market price of Orange shares.

Accounting effect

In 2022, an expense of (11) million euros (including social security contributions) was recognized with corresponding entries in equity (10 million euros) and employee benefits (1 million euros).

In 2021, an expense of (11) million euros (including social security contributions) was recognized with corresponding entries in equity (10 million euros) and employee benefits (1 million euros).

In 2020, an expense of (15) million euros (including social security contributions) was recognized with corresponding entries in equity (13 million euros) and employee benefits (2 million euros).

Closure of the free share award plan LTIP 2019–2021

In 2019, the Board of Directors approved the implementation of a free share award plan (LTIP) reserved for the Executive Committee, Corporate Officers and Senior Management.

The shares were delivered to the beneficiaries on March 31, 2022.

Main characteristics

LTIP 2019 - 2021
Implementation date by the Board of Directors	July 24, 2019
Maximum number of free share units (1)	1.7 million
Estimated number of beneficiaries at the beginning	1,200
Number of free share units delivered at delivery date (1)	0.7 million
Number of beneficiaries	1,094
Acquisition date of the rights by the beneficiaries	December 31, 2021
Delivery date of the shares to the beneficiaries	March 31, 2022

(1)	In countries where the regulatory conditions, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash amount value based on the market price of Orange stock at the delivery date of the shares, on March 31, 2022.

Continued employment condition

The allocation of rights to beneficiaries was subject to a continued employment condition:

LTIP 2019 - 2021
From July 24, 2019
Assessment of the employment continuation	to December 31, 2021

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries was subject to the achievement of internal and external performance conditions, i.e.:

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations;

–  the Total Shareholder Return (TSR) external performance condition. The TSR performance is assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years and the change in the TSR calculated on the average values of the benchmark index, Stoxx Europe 600 Telecommunications, or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

LTIP 2019 - 2021
Organic cash-flow from telecom activities	50%
Total Shareholder Return (TSR)	50%

Performance was assessed for the years 2019, 2020 and 2021 in relation to the budget for each of these three years, as approved in advance by the Board of Directors. The condition relating to organic cash flow from telecom activities was met for 2019, 2020 and 2021. In addition, the condition relating to TSR was not met for the period 2019–2021.

Valuation assumptions

LTIP 2019 - 2021
Measurement date	July 24, 2019
Vesting date	December 31, 2021
Price of underlying instrument at measurement date	13.16 euros
Price of underlying instrument at vesting date	9.41 euros
Price of underlying instrument at delivery date	10.70 euros
Expected dividends (% of the share price)	5.3%
Risk free yield	-0.7%
Fair value per share of benefit granted to employees	7.80 euros
o/w fair value of internal performance condition	11.10 euros
o/w fair value of external performance condition	4.50 euros

For the portion of the free share award plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the award date and the expected dividends discounted to December 31, 2021. The fair value also took into account the likelihood of achieving the market performance condition, determined on the basis of a model constructed using the Monte Carlo method. For the portion of the plans remitted in the form of cash, the fair value was determined on the basis of the Orange share price.

Accounting effect

The cost of the plan including social security contributions is presented below:

(in millions of euros)	2022	2021	2020	2019
LTIP 2019 - 2021 (1)	1	(6)	(6)	(3)

(1)	With corresponding entries in equity for 12 million euros and in employee-related payables for 2 million euros settled on delivery of the shares in 2022.

Together 2021 Employee Shareholding Plan

On April 21, 2021, the Board of Directors approved the implementation of the Together 2021 Employee Shareholding Plan, designed to strengthen the Group’s employee shareholding. The offer covered a maximum of 260 million euros of subscriptions including matching contributions, expressed as the reference price before discount, and was carried out by buying back existing shares of Orange SA.

The number of shares subscribed at the price of 6.64 euros (taking into account a discount of 30% on the reference market price) amounted to 12 million shares, to which were added 14 million shares allocated free of charge in the form of a matching contribution, i.e. a total of 26 million shares.

The average fair value of the benefit granted to employees and former employees of the Group was at 6.47 euros per share allocated (including free shares), i.e. an expense of (172) million euros (including social security contributions) recognized though equity for 169 million euros and through employee benefits for 3 million euros at December 31, 2021.

Other plans

The other share-based compensation and similar plans implemented in the Orange group are not material at Group level.

Accounting policies

Employee share-based compensation: the fair value of stock options and free shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with corresponding entries for:

–  employee benefit liabilities for cash-settled plans, r remeasured in profit or loss at each year-end; and

–  equity for equity-settled plans.

6.4    Executive compensation

The following table shows the compensation booked by Orange SA and its controlled companies to persons who were members of Orange SA’s Board of Directors or Executive Committee at any time during the year or at the end of the year.

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020 (4)
Short-term benefits excluding employer social security contributions (1)	(12)	(14)	(16)
Short-term benefits: employer’s social security contributions	(4)	(5)	(5)
Post-employment benefits (2)	—	—	—
Share-based compensation (3)	(1)	(2)	(2)

(1)	Includes all compensation: gross salaries, the variable component, bonuses and benefits (excluding termination benefits), benefits in kind, incentives and profit-sharing, attendance compensation and the share-based Long Term Incentive Plan (LTIP) which matured at December 31, 2021 and was paid out in 2022.
(2)	Service cost.
(3)	Includes employee shareholding plans and share-based Long-Term Incentive Plans (LTIP) in force.
(4)	In 2020, (2) million euros relating to termination benefits had been paid. These termination benefits are not presented in the compensation table above.

The total amount of retirement benefits (contractual retirement bonuses and supplementary defined-benefit pension plan) provided in respect of persons who were members of the Board of Directors or Executive Committee at the end of the fiscal year was 2 million euros in 2022 (compared with 4 million euros in 2021 and 4 million euros in 2020).

The Chief Executive Officer, appointed on April 4, 2022, does not have an employment contract.

In the event of dismissal or non-renewal of the corporate office not motivated by serious misconduct or gross negligence, Orange will pay the Chief Executive Officer gross severance pay equal to 12 months of fixed compensation and annual variable compensation paid, with the latter being calculated based on the average annual variable compensation paid for the last 24 months prior to departure from the Company. This severance pay will only be due if the performance conditions for annual variable compensation for the two years prior to departure from the Company were achieved at an average of at least 90%.

In accordance with the Afep-Medef Code, the total amount of severance pay and non-compete compensation that would be paid to the Chief Executive Officer may not exceed 24 months of fixed compensation and annual variable compensation.

The employment contract of the Delegate Chief Executive Officer was suspended at the date of his appointment as a Corporate Officer. His employment contract may be reinstated at the end of his term of office, with recovery of rights.

Executive Committee members’ contracts include a clause providing for a contractual termination settlement not exceeding 15 months of their total gross annual compensation (including the contractual termination benefit).

Orange has not acquired any other goods or services from persons who are, at the end of the fiscal year, members of the Board of Directors or Executive Committee of Orange SA (or any parties related thereto).